Short-term Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Summary of Short-Term Borrowings

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Short-term bank borrowings (i)	4,268,154	5,895,272
Loans from investor C (ii)	2,134,077	2,210,725
Short-term borrowings	6,402,231	8,105,997

(i)
Short-term bank borrowings

Summary of Outstanding Short-Term Bank Loan Balances Payable	As of December 31, 2025 and June 30, 2026, the Company had outstanding short-term bank loan balances payable to the following financial institutions:

			As of December 31,	As of June 30,
			2025	2026
Lender	Interest Rate	Maturity Date	US$	US$
Bank of Beijing Fuyu Sub-branch	3.00%	December 27, 2026	1,422,718	1,473,818
Bank of China Beijing Guomao Sub-branch	2.24%	March 12, 2027	1,422,718	1,473,818
China Merchants Bank Beijing Dayuncun Sub-branch	2.30%	December 18, 2026	1,422,718	1,473,818
Industrial and Commercial Bank of China Beijing Sub-branch	2.35%	June 9, 2027	-	1,473,818
Total Short-term borrowings			4,268,154	5,895,272